UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/09

     The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund -Dreyfus/Standish Global Fixed Income Fund -Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--125.1%	Rate (%)	Date	Amount ($)[d]	Value ($)
Asset Backed--7.7%
American Express Credit Account
Master Trust, Ser. 2004-C,
Cl. C	1.06	2/15/12	168,618 a,b	158,224
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	1,252,749 c	1,215,375
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	62,901 c	62,487
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	870,655	857,090
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-2M, Cl. A2B	0.91	11/8/10	75,872 b	75,463
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	1/8/11	894,110 a	357,644
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	161,035 b	118,034
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	925,000 c	913,257
Capital Auto Receivables Asset
Trust, Ser. 2004-2, Cl. D	5.82	5/15/12	1,805,000 a	1,799,070
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.56	8/15/11	654,159 b,c	630,116
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	634,063	620,998
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	2,283,206	2,128,135
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	123,346 b,c	121,217
Citicorp Residential Mortgage

Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	1,777,490 b,c	1,714,643
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	139,321 b	102,274
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,760,037 b	1,018,215
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	700,000 c	679,314
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000	341,899
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	600,000 a	351,113
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	272,439 c	257,809
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	0.60	3/25/46	260,415 b,c	244,192
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	400,000 c	393,117
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	731,269 c	743,403
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.62	4/1/37	1,553,524 b,c	1,144,432
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.65	1/25/36	345,763 b,c	323,048
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	5,898 c	5,718
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	0.60	10/25/37	129,184 a,b	112,866
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000 b	702,851
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000	728,640
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	580,000 c	571,976
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	745,979 c	743,702
				19,236,322
Banks--6.2%

Barclays Bank,
Jr. Sub. Bonds		5.93	12/15/49	1,300,000 a,b	436,514
Capital One Financial,
Sr. Unscd. Notes		1.57	9/10/09	2,425,000 b,c	2,349,056
City National of Beverly Hills
California, Sr. Notes		5.13	2/15/13	595,000	512,801
HSBC Finance Capital Trust IX,
Gtd. Notes		5.91	11/30/35	1,635,000 b	327,572
Industrial Bank of Korea,
Sub. Notes		4.00	5/19/14	280,000 a,b	279,449
M & I Marshall & Ilsley Bank,
Sub. Notes, Ser. BN		1.54	12/4/12	4,745,000 b,c	3,549,455
Manufacturers & Traders Trust,
Sub. Notes		5.59	12/28/20	625,000 b	462,870
Morgan Stanley,
Sr. Unscd. Notes		5.75	8/31/12	680,000	657,946
MUFG Capital Finance I,
Bank Gtd. Bonds		6.35	7/29/49	710,000 b	476,325
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	265,000	115,146
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/5/49	1,360,000 a,b,c	599,128
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	1,235,000 b,c	1,128,466
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	1,085,000 c	1,021,266
St. George Bank,
Sub. Notes		5.30	10/15/15	871,000 a	813,985
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/15/49	550,000 b	403,876
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	845,000 a,b	535,934
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	1,205,000 b	301,379
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	785,000	770,824
Western Financial Bank,

Sub. Debs.	9.63	5/15/12	905,000 c	904,147
				15,646,139
Basic Materials--1.1%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	345,000	275,612
Cabot Finance,
Sr. Unscd. Notes	5.25	9/1/13	890,000 a	859,628
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.63	10/15/09	230,000	228,673
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	240,000 a	225,600
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	720,000 e	601,200
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	550,000	530,750
				2,721,463
Collateralized Mortgage Obligations--3.9%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.47	1/25/36	2,405,921 b	1,583,698
Government National Mortgage
Association, Ser. 2004-57,
Cl. A,	3.02	1/16/19	650,106 c	649,791
Government National Mortgage
Association, Ser. 2007-46,
Cl. A,	3.14	11/16/29	1,100,524 c	1,100,429
Government National Mortgage
Association, Ser. 2004-25,
Cl. AC,	3.38	1/16/23	334,319 c	334,487
Government National Mortgage
Association, Ser. 2004-77,
Cl. A,	3.40	3/16/20	264,796 c	265,009
Government National Mortgage
Association, Ser. 2004-67,
Cl. A,	3.65	9/16/17	206,105 c	206,262
Government National Mortgage
Association, Ser. 2005-9,

Cl. A,	4.03	5/16/22	1,061,364 c	1,070,189
Government National Mortgage
Association, Ser. 2004-51,
Cl. A,	4.15	2/16/18	994,208 c	1,000,500
Government National Mortgage
Association, Ser. 2006-9, Cl. A	4.20	8/16/26	2,195,944 c	2,225,016
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.48	4/30/30	28,322 b,c	25,113
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A7	4.14	8/25/34	1,342,000 b,c	1,312,060
				9,772,554
Commercial Mortgage Pass-Through Ctfs.--10.6%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	560,000	528,028
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.79	4/25/36	146,863 a,b	94,727
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.80	1/25/37	1,000,455 a,b	727,401
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.88	4/25/34	283,396 a,b	195,116
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.62	11/25/35	113,191 a,b	44,140
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.99	7/25/36	337,412 a,b	125,791
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.22	4/25/36	175,332 a,b	64,932
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.52	11/25/35	226,382 a,b	93,998
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	4.02	1/25/36	76,966 a,b	15,393
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/17	1,275,000 b	963,571
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	4/13/12	2,073,000 b,c	1,968,375

Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	875,000 b	755,653
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1,
Cl. A2	6.44	6/16/30	2,200 c	2,194
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.75	5/15/23	1,121,936 a,b,c	885,936
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	2,725,000 a,c	2,507,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	620,000 a,c	548,700
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,555,000 a,c	1,352,850
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	610,000 a,c	561,200
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	950,000 a	836,000
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	1,050,000 b	953,349
Federal National Mortgage
Association Grantor Trust,
Ser. 2002-T11, Cl. A	4.77	4/25/12	15,300 c,f	15,328
Federal National Mortgage
Association Grantor Trust,
Ser. 2002-T3, Cl. A	5.14	12/25/11	452,065 c,f	459,429
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	875,000 a,c	800,625
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	1,105,000 a,c	1,016,600
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	425,000 a	391,000
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,

Cl. B	0.77	3/20/20	2,965,000 a,b,c	1,975,725
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.96	3/20/20	1,120,000 a,b,c	745,859
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	1.04	3/20/20	25,000 a,b,c	15,701
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.57	3/20/20	650,000 a,b	407,534
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.82	3/20/20	35,000 a,b	19,250
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.22	2/25/36	109,699 b,c	41,751
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.97	2/25/36	87,003 b,c	26,431
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.82	5/25/36	579,240 b,c	396,094
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,485,000 c	1,365,100
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3	5.87	9/15/45	1,040,000 b	731,749
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000 b,c	324,105
Morgan Stanley Capital
International, Ser. 2007-T27,
Cl. A4	5.65	6/11/17	760,000 b	575,271
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	1,372,566 c	1,362,395
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A2	6.40	2/15/31	15,638	15,749
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	19,101	19,083
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	375,000 a	330,000

TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	940,000 b	777,941
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	978,730 c	943,604
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	740,000	601,711
				26,582,389
Communications--5.3%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	1,670,000	1,627,943
AT & T,
Gtd. Notes	7.30	11/15/11	660,000 e	709,599
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	100,000	97,750
Comcast,
Gtd. Notes	5.50	3/15/11	335,000 c	339,972
Comcast,
Gtd. Notes	6.30	11/15/17	1,265,000	1,232,885
Cox Communications,
Notes	6.25	6/1/18	1,125,000 a	1,001,053
Echostar DBS,
Gtd. Notes	7.75	5/31/15	900,000	832,500
News America Holdings,
Gtd. Debs.	7.70	10/30/25	945,000	830,160
News America,
Gtd. Notes	6.15	3/1/37	1,385,000	1,012,601
News America,
Gtd. Notes	6.65	11/15/37	515,000	386,935
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000	704,217
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	1,295,000	1,162,768
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	865,000	813,338
Time Warner,
Gtd. Notes	5.88	11/15/16	2,590,000	2,454,903
				13,206,624

Consumer Cyclical / Miscellaneous--2.1%
Aramark,
Gtd. Notes	8.50	2/1/15	712,000 e	658,600
Coca-Cola,
Sr. Notes	4.88	3/15/19	630,000	637,900
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	285,000	300,503
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	1,185,000	1,167,314
Kroger,
Gtd. Notes	6.15	1/15/20	1,165,000	1,154,475
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	1,165,000	1,195,839
Staples,
Sr. Unscd. Notes	9.75	1/15/14	250,000	261,964
				5,376,595
Energy--2.3%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	1,025,000	1,046,131
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000	9,584
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	255,000	231,412
Chesapeake Energy,
Sr. Notes	9.50	2/15/15	1,565,000	1,529,787
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	760,000	714,400
Marathon Oil,
Sr. Notes	7.50	2/15/19	370,000	373,415
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	985,000	741,556
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	770,000	763,599
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	320,000	330,892
				5,740,776
Financial--12.6%

Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	745,000	674,176
American Express Credit,
Sr. Unscd. Notes	0.59	11/9/09	990,000 b,c	960,824
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000 b	306,849
Amvescap,
Gtd. Notes	5.38	2/27/13	595,000	430,651
Barclays Bank,
Sub. Bonds	7.70	4/25/49	625,000 a,b	274,999
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	335,000	340,021
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000	501,022
Capmark Financial Group,
Gtd. Notes	7.38	5/10/12	1,665,000	330,050
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000	783,360
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	565,000	404,670
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	590,000 c	583,090
Duke Realty,
Sr. Notes	7.75	11/15/09	859,000	845,801
ERAC USA Finance,
Notes	1.42	4/30/09	320,000 a,b,c	317,670
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,425,000 a	918,891
ERAC USA Finance,
Notes	7.95	12/15/09	1,008,000 a,c	958,079
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	705,000	520,785
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000	316,832
General Electric Capital,
Sr. Unscd. Notes	1.23	10/21/10	2,755,000 b,c	2,519,445
Goldman Sachs Capital II,

Gtd. Bonds	5.79	5/8/49	945,000 b	393,670
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	390,000	304,246
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	925,000	627,134
HRPT Properties Trust,
Sr. Unscd. Notes	1.92	3/16/11	541,000 b,c	415,758
International Lease Finance,
Sr. Unscd. Notes	1.47	5/24/10	40,000 b	28,621
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	895,000	494,950
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	785,000 a	673,472
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	633,000	385,983
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	945,000	956,145
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	1,230,000	1,209,957
Kingsway America,
Sr. Notes	7.50	2/1/14	45,000 a	36,243
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	420,000	346,500
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	950,000	655,500
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	535,000	346,096
Lincoln National,
Sr. Unscd. Notes	1.41	3/12/10	1,285,000 b,c	1,205,758
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	2,870,000 b	659,735
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	485,000	456,454
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	581,000	412,598
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	830,000	689,016

Mack-Cali Realty,
Sr. Unscd. Notes		5.80	1/15/16	595,000 e	399,220
MassMutual Global Funding II,
Notes		3.80	4/15/09	637,000 a,c	637,229
MBNA,
Sr. Unscd. Notes		6.13	3/1/13	435,000	376,800
Merrill Lynch & Co.,
Sub. Notes		5.70	5/2/17	1,970,000	1,168,109
MetLife,
Sr. Unscd. Notes		5.00	6/15/15	2,078,000	1,711,898
Morgan Stanley,
Sr. Unscd. Notes		6.60	4/1/12	805,000	809,161
Nippon Life Insurance,
Notes		4.88	8/9/10	1,000,000 a	945,138
Regency Centers,
Gtd. Notes		5.25	8/1/15	221,000	146,396
Regency Centers,
Gtd. Notes		5.88	6/15/17	330,000	221,763
Simon Property Group,
Sr. Unscd. Notes		5.00	3/1/12	742,000	632,018
Simon Property Group,
Sr. Unscd. Notes		5.75	5/1/12	776,000	671,684
Wells Fargo Capital XIII,
Gtd. Secs.		7.70	12/29/49	2,630,000 b	1,253,587
Willis North America,
Gtd. Notes		6.20	3/28/17	440,000	308,847
					31,566,901
Foreign/Governmental--.3%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	1,500,000 e	678,952
Health Care--1.8%
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	695,000	693,463
Community Health Systems,
Gtd. Notes		8.88	7/15/15	715,000	679,250
Coventry Health Care,
Sr. Unscd. Notes		5.88	1/15/12	450,000	355,165

Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	695,000	443,116
Davita,
Gtd. Notes	6.63	3/15/13	727,000	708,825
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	90,000 a	94,050
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	490,000	498,465
PFIZER,
Sr. Unscd. Notes	6.20	3/15/19	320,000	341,667
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	715,000	673,221
				4,487,222
Industrials--11.0%
Allied Waste North America,
Sr. Scd. Notes, Ser. B	7.13	5/15/16	250,000	233,442
Allied Waste North America,
Sr. Scd. Notes	7.25	3/15/15	360,000	340,601
Altria Group,
Gtd. Notes	9.70	11/10/18	615,000	670,489
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	1,430,000 a	1,407,013
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	660,000 a	597,229
Ball,
Gtd. Notes	6.63	3/15/18	395,000	385,125
Ball,
Gtd. Notes	6.88	12/15/12	305,000	309,575
Bottling Group,
Sr. Unscd. Notes	5.13	1/15/19	715,000	720,975
British Sky Broadcasting,
Sr. Notes	8.20	7/15/09	975,000 c	987,283
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	1,250,000 a	893,862
Cisco Systems,
Notes	5.90	2/15/39	755,000	696,024
Crown Americas,

Gtd. Notes	7.63	11/15/13	720,000	726,300
CSC Holdings,
Sr. Notes	8.50	4/15/14	180,000 a	178,200
CSC Holdings,
Sr. Notes	8.63	2/15/19	430,000 a	416,025
Diageo Capital,
Gtd. Notes	7.38	1/15/14	970,000	1,066,830
E.I. Du Pont De Nemours,
Sr. Notes	5.75	3/15/19	675,000 e	664,131
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000	534,258
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	1,060,000	1,060,358
John Deere Capital,
Sr. Unscd. Notes	1.30	9/1/09	657,000 b,c	652,020
KPN,
Sr. Unscd. Notes	8.00	10/1/10	335,000 c	346,698
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	740,000	701,150
Lubrizol,
Gtd. Notes	4.63	10/1/09	860,000 c	865,006
Masco,
Sr. Unscd. Notes	1.63	3/12/10	720,000 b	651,609
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	970,000	870,956
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	145,000	144,347
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000 a	1,079,045
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	1,615,000	1,607,502
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	1,230,000	624,346
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,970,000	1,859,209
Republic Service,
Sr. Unscd. Notes	7.13	5/15/09	20,000	20,100

Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	595,000	574,175
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	670,000	663,300
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	290,000	286,375
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	75,000	73,594
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,130,000	1,015,790
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	880,000	733,799
Telefonica Emisiones,
Gtd. Notes	1.59	6/19/09	700,000 b,c	697,566
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	596,000	530,085
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	260,000	266,084
WEA Finance,
Sr. Notes	7.13	4/15/18	1,040,000 a	813,780
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	203,665
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	280,252
				27,448,173
Municipal--3.1%
Clark County,
GO (Bond Bank) (Insured; MBIA,
Inc.)	5.25	6/1/20	310,000 g	352,802
Clark County School District,
GO, Ser. F (Insured: FSA)	5.50	6/15/17	330,000 g	368,425
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	220,000 g	245,617
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	280,000 g	291,486

Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	895,000	925,502
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	925,000	555,046
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	4,605,000	2,693,925
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,073,000	2,210,347
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	220,000 g	236,300
				7,879,450
Services--.4%
Canadian National Railway,
Notes	5.55	3/1/19	735,000	756,929
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	312,000	327,316
				1,084,245
Telecommunication Services--.8%
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	605,000	591,055
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	1,420,000 a	1,422,675
				2,013,730
U.S. Government Agencies/Mortgage-Backed--42.3%
Federal Home Loan Mortgage Corp.
4.50%, 4/1/39			6,305,000 f,h	6,437,014
5.50%, 4/15/14			5,970,000 f,h	6,224,656
6.00%, 4/15/32			3,605,000 f,h	3,768,916
3.50%, 9/1/10			251,097 f	250,287
4.00%, 10/1/09			264,426 f	264,757
4.50%, 10/1/09 - 4/1/10			40,335 f	40,892
5.50%, 1/1/34 - 7/1/38			1,294,305 f	1,346,186
6.00%, 6/1/22 - 11/1/37			388,488 f	406,943
7.00%, 11/1/31			200,885 f	216,579

Federal National Mortgage Association
4.00%, 4/13/39			18,310,000 f,h	18,407,281
4.50%, 4/13/39			18,300,000 f,h	18,706,040
5.00%, 4/1/34			14,335,000 f,h	14,804,389
5.50%, 4/1/33			10,335,000 f,h	10,727,410
6.00%, 4/1/17			8,080,000 f,h	8,457,490
3.53%, 7/1/10			1,213,527 f	1,225,093
4.00%, 5/1/10			951,036 f	968,831
4.06%, 6/1/13			48,000 f	49,065
4.50%, 11/1/14			12,784 f	13,152
4.90%, 1/1/14			399,867 f	420,032
5.00%, 10/1/11 - 1/1/36			3,466,609 f	3,587,114
5.14%, 1/1/16			68,958 f	73,403
5.50%, 11/1/24 - 9/1/34			3,222,081 f	3,360,032
6.00%, 7/1/17 - 1/1/38			5,624,817 f	5,882,315
6.50%, 12/1/15			3,587 f	3,773
7.00%, 11/1/31 - 6/1/32			35,475 f	38,222
7.50%, 2/1/29 - 11/1/29			7,814 f	8,465
8.50%, 6/1/12			2,805 f	2,950
Government National Mortgage Association I
6.00%, 1/15/32			2,648 c	2,788
6.50%, 7/15/32			4,449 c	4,733
8.00%, 8/15/25 - 11/15/26			27,948 c	30,345
9.00%, 2/15/21			13,402 c	14,531
				105,743,684
U.S. Government Securities--4.5%
U.S. Treasury Bonds
4.50%, 2/15/36			5,148,000 e	5,933,075
U.S. Treasury Notes
4.88%, 5/31/11			2,840,000 c,e	3,088,503
U.S. Treasury Strips
0.00%, 2/15/36			5,670,000 e	2,123,160
				11,144,738
Utilities--8.0%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,215,000	1,066,162
AES,

Sr. Unscd. Notes	8.00	10/15/17	70,000	60,375
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	1,390,000	1,236,890
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	1,060,000 e	1,029,986
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	720,000	714,494
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	1,065,000	1,065,817
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	129,000	102,555
Enel Finance International,
Gtd. Notes	5.70	1/15/13	550,000 a	556,408
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	1,825,000 a	1,656,308
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	2,400,000 e	1,560,000
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000	1,091,635
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	2,120,000	2,254,402
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,595,000	1,552,866
Nevada Power,
Mortgage Notes	6.50	8/1/18	775,000	743,012
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	745,000	630,661
NiSource Finance,
Gtd. Notes	1.82	11/23/09	775,000 b	739,538
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000	567,417
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	760,000	765,458
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	370,000	313,214
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	825,000	860,603

Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	1,220,000	1,219,682
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	209,760 a	185,759
				19,973,242
Yankee/Sovereign--1.1%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	1,160,000	1,162,900
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	945,000	848,172
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	744,000 e	731,352
				2,742,424
Total Bonds and Notes
(cost $347,151,870)				313,045,623
			Face Amount
			Covered by
Options--.0%			Contracts ($)	Value ($)
Call Options
U.S. Treasury Bond Future,
May 2009 @128
(cost $60,060)			2,000,000 [i]	76,563
			Principal
Short-Term Investments--8.9%			Amount ($)	Value ($)
U.S. Government Agencies--5.4%
Federal Home Loan Mortgage Corp,
0.20%, 4/20/09			3,500,000 e,f	3,499,631
Federal National Mortgage
Association, 0.18%, 5/26/09			10,000,000 f	9,997,250
				13,496,881
U.S. Treasury Bills--3.5%
0.24%, 5/7/09			855,000	854,876
0.01%, 4/9/09			8,000,000 e	7,999,832
				8,854,708
Total Short-Term Investments
(cost $22,351,658)				22,351,589

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,295,201)	1,295,201 [j]	1,295,201
Investment of Cash Collateral for
Securities Loaned--11.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,951,091)	27,951,091 [j]	27,951,091
Total Investments (cost $398,809,880)	145.7%	364,720,067
Liabilities, Less Cash and Receivables	(45.7%)	(114,374,220)
Net Assets	100.0%	250,345,847
FSA--Financial Security Assurance
GO--General Obligation

MBIA--Municipal Bond Investors Assurance Insurance Corporation PSF-GTD--Permanent School Fund Guaranteed SFMR--Single Family Mortgage Revenue

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $35,347,761 or 14.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Denotes all or part of security segregated as collateral.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro.
e	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $27,183,476 and the total market value of the collateral held by the fund is $27,951,091.
f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
h	Purchased on a forward commitment basis.
i	Non-income producing security.
j	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $398,809,880. Net unrealized depreciation on investments was $34,089,813 of which $2,798,474 related to appreciated investment securities and $36,888,287 related to depreciated investment securities.

At March 31, 2009, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 3/31/2009 ($)
Purchases:
Norwegian Krone, expiring 4/24/2009	12,760,000	2,015,785	1,896,443	(119,342)
Swedish Krona, expiring 4/24/2009	15,940,000	2,001,130	1,938,950	(62,180)

Sales:
Brazilian Real, expiring 4/24/2009	870,000	369,662	372,846	(3,184)
Brazilian Real, expiring 4/24/2009	255,000	112,982	109,282	3,700
Brazilian Real, expiring 4/24/2009	275,000	121,870	117,853	4,017
Euro, expiring 4/24/2009	490,000	626,617	650,973	(24,356)

Gross Unrealized Appreciation				7,717
Gross Unrealized Depreciation				(209,062)

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	106	12,589,157	June 2009	(55,196)
U.S. Treasury 10 Year Notes	86	10,670,719	June 2009	(76,759)

Financial Futures Long
10 Year Long Glit	34	6,010,761	June 2009	65,450
10 Year EURO Bond	54	8,927,179	June 2009	10,318
U.S. Treasury 2 Year Notes	29	6,318,828	June 2009	10,387

Gross Unrealized Appreciation				86,155
Gross Unrealized Depreciation				(131,955)

STATEMENT OF OPTIONS WRITTEN
March 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Federal National Mortgage Association
April 2009 @ 100.1	11,020,000	(325,156)
Federal National Mortgage Association
April 2009 @ 100.7	11,580,000	(277,086)
U.S. Treasury 10 Year Notes,
April 2009 @ 126	41,000	(15,375)

U.S. Treasury Bonds Future,
May 2009 @ 131	20,000	(44,688)
Put Options:
Federal National Mortgage Association
April 2009 @ 100.1	11,020,000	(584)
Federal National Mortgage Association
April 2009 @ 100.7	11,580,000	(2,061)
U.S. Treasury 10 Year Notes,
April 2009 @ 121	41,000	(8,969)
U.S. Treasury Bonds Future,
May 2009 @ 123	20,000	(15,938)
(Premiums received $434,182)

Gross Unrealized Depreciation		(689,857)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices Observable Inputs		Unobservable Inputs	Total
Investment in Securities	29,246,292	335,397,212	0	364,643,504
Other Financial Instruments+	162,718	7,717	0	170,435
Liabilities ($)
Other Financial Instruments+	(821,812)	(209,062)	0	(1,030,874)

† Other financial instruments include derivative instruments, such as futures, forward currency, exchange contracts, swap contracts and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 12/31/2008	2,510,059
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(2,510,059)
Transfers in and/or out of Level 3	0
Balance as of 3/31/2009	0

Portfolio valuation: Investments in securities excluding short-term investments, financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, are carried at amortized cost, which approximates value.

Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the exchange on which such contracts are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. These forward commitments may be considered securities in themselves and involve the risk of loss if the value of the security to be purchased declines or if the value of the security sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the fund’s other assets. The use of the forward commitments may result in market risk to the fund that is greater than if the fund had engaged solely in transactions that settle in the customary time.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The maximum payouts for these contracts are limited to the notional amount of each swap.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a national amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--97.3%		Rate (%)	Date	Amount ($) [a]	Value ($)
Australia--1.1%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	220,000	221,756
Queensland Treasury,
Gov't Notes, Ser. 13G	AUD	6.00	8/14/13	140,000	103,009
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	100,000	138,614
					463,379
Brazil--1.0%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	925,000 b	418,687
Canada--3.0%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	170,000	171,081
Canadian National Railway,
Notes		5.55	3/1/19	225,000	231,713
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	825,000	704,214
Rogers Wireless,
Sr. Unscd. Notes		7.50	3/15/15	45,000	46,694
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000	143,795
					1,297,497
Denmark--0.3%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	165,000 c	110,706
France--3.5%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	100,000	132,353
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	50,000	68,775
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	100,000	144,868

GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000	109,912
Government of France,
Bonds	EUR	4.25	10/25/18	420,000	589,127
Societe General,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000	138,529
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	100,000	130,711
Veolia Environnement,
Sr. Unsub	EUR	4.88	5/28/13	65,000	87,994
Veolia Environnment,
Sr. Unscd. Notes	EUR	6.13	11/25/33	130,000	150,134
					1,552,403
Germany--1.0%
Bundesrepublik Deutschland,
Bonds, Ser. 5	EUR	4.00	1/4/37	125,000	168,134
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	100,000	135,993
KFW,
Gtd. Notes		3.50	3/10/14	125,000	125,771
					429,898
Greece--1.0%
Hellenic Republic,
Sr. Unscd. Notes	EUR	4.30	7/20/17	365,000	449,589
Hungary--.2%
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	37,000,000	106,905
Ireland--1.0%
Irish Treasury,
Sr. Unscd. Notes	EUR	4.50	10/18/18	370,000	457,703
Italy--2.9%
Atlantia,
Gtd. Notes	EUR	2.21	6/9/11	300,000 c	379,280
Buoni Poliennali del Tesoro,
Bonds	EUR	0.95	9/15/10	274,663	366,590
Enel-Societa Per Azioni,
Notes,	EUR	5.63	6/21/27	120,000	135,864
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000	79,825
Telecom Italia,

Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000	329,348
					1,290,907
Japan--6.3%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000	236,653
Japan Government,
Bonds, Ser. 11	JPY	1.70	6/20/33	131,000,000	1,232,005
Japan Government,
Bonds	JPY	1.00	6/10/16	130,000,000	1,144,413
Japan-275
Bonds	JPY	1.40	12/20/15	16,000,000	166,652
					2,779,723
Luxembourg--0.7%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	100,000 d	101,165
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	160,000	145,258
Telecom Italia Financial SA
Gtd. Notes	EUR	7.50	4/20/11	60,000	82,302
					328,725
Mexico--2.9%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	17,900,000	1,261,783
Netherlands--3.1%
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000	138,551
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	130,000	181,543
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	110,000	134,692
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000	92,369
KPN,
Sr. Unscd. Notes		8.00	10/1/10	180,000	186,285
Netherlands Government,
Bonds	EUR	4.00	1/15/37	200,000	262,680
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	100,000	125,215
Shell International Finance,
Sr. Notes		6.38	12/15/38	135,000	142,645

Telefonica Europ BV
Gtd. Notes	EUR	5.13	2/14/13	55,000	75,450
					1,339,430
Norway--0.2%
DNB Nor Bank,
Sub. Notes	EUR	2.05	5/30/17	100,000 c	107,943
Peru--0.3%
Republic of Peru,
Sr. Unscrd. Notes		7.13	3/30/19	150,000	151,875
Russia--0.5%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	245,000	233,468
South Korea--0.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000	124,151
Spain--1.0%
Santander International,
Gtd. Notes	EUR	5.63	2/14/12	100,000	136,661
Telefonica Emisiones,
Gtd. Notes		1.59	6/19/09	235,000 c	234,183
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	50,000 e	67,134
					437,978
Sweden--0.2%
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/16/49	170,000 c	107,403
Switzerland--0.3%
Credit Suisse,
Sr. Unscd. Notes	EUR	6.13	5/16/14	105,000	143,612
United Kingdom--9.6%
Barclays Bank.
Sr. Unscd. Notes	EUR	6.00	1/23/18	110,000	107,865
BAT Internaltional Finance PLC
Gtd. Notes	EUR	5.38	6/29/17	110,000	134,777
BAT International Finance PLC
Gtd. Notes	GBP	6.38	12/12/19	40,000	59,444
BP Capital Markets,
Gtd. Notes		5.25	11/7/13	200,000	214,288
Diageo Capital,
Gtd. Notes		7.38	1/15/14	135,000	148,476

HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	370,000 c	223,670
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	100,000	131,649
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000	73,019
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	110,000	133,534
Northern Rock,
Sub. Notes	GBP	5.63	1/13/15	260,000 c	158,550
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000	142,571
SABMiller,
Gtd. Notes		1.74	7/1/09	75,000 c,d	74,895
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	330,000	477,218
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/11	690,000	1,047,870
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	45,000	66,799
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	140,000	223,588
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	270,000	439,668
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	190,000	337,535
					4,195,416
United States--56.9%
Abbott Laboratories,
Sr. Unscd. Notes		5.13	4/1/19	65,000	65,499
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	45,000	44,900
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000 d	211,544
Appalachian Power,
Sr. Unscd. Notes		7.00	4/1/38	165,000	145,743
AT&T,
Notes		5.80	2/15/19	85,000	83,363
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	120,000	107,093
AT&T,

Sr. Unscd. Notes		6.70	11/15/13	80,000	85,529
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000	138,784
Baker Hughes,
Sr. Unscd. Notes		7.50	11/15/18	135,000	153,697
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000	202,295
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	200,000 c	142,503
Baxter International,
Sr. Unscd. Notes		4.00	3/1/14	135,000	137,376
Boeing,
Sr. Unscd. Notes		0.00	3/15/14	145,000	148,795
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	145,000	155,333
Caterpillar,
Notes		7.90	12/15/18	150,000	155,463
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	100,000	92,000
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	155,000	152,793
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	255,000	220,467
Coca-Cola Enterprises,
Notes		7.38	3/3/14	190,000	216,041
Columbus Southern Power,
Sr. Unscd. Notes		6.05	5/1/18	70,000	64,869
ConocoPhillips,
Notes		5.75	2/1/19	155,000	156,318
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	115,000	119,271
Consumers Energy,
First Mortgage Bonds, Ser. B		5.38	4/15/13	140,000	140,107
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	85,000	54,194
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	75,000	72,612
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	215,000	227,517
Echostar DBS,
Gtd. Notes		7.13	2/1/16	105,000	94,500

Eli Lilly & Co.,
Sr. Unscd. Notes	4.20	3/6/14	145,000	149,523
Entergy Gulf State Louisiana,
Sr. Scd. Notes	6.00	5/1/18	125,000	113,803
Federal Home Loan Mortgage Corp.	4.50	4/1/35	319,928 f	327,133
Federal National Mortgage Association	5.00	6/1/37	599,735 f	619,315
Federal National Mortgage Association	4.50	3/1/38 - 5/1/38	2,172,817 f	2,223,726
Federal National Mortgage Association	5.50	1/1/34 - 3/1/38	1,162,807 f	1,209,293
Federal National Mortgage Association	5.00	1/1/37 - 3/1/37	1,825,168 f	1,885,807
Federal National Mortgage Association	4.50	4/13/39	1,330,000 e,f	1,359,510
Federal National Mortgage Association	5.00	4/1/34	630,000 e,f	650,179
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	285,000 b	204,148
Georgia Power,
Sr. Unscd. Notes	6.00	11/1/13	135,000	146,464
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2	4.22	4/10/40	97,202	95,886
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2	5.39	10/15/38	175,231	174,179
Goldman Sachs Group,
Sr. Notes	7.50	2/15/19	220,000	219,897
Goldman Sachs Mortgage Securities Corporation II,
Ser. 2007-EOP, Cl. L	1.82	3/20/20	140,000 c,d	77,000
Government National Mortgage Association,
Ser. 2004-23, Cl. B	2.95	3/16/19	122,233	122,106
Government National Mortgage Association,
Ser. 2006-19, Cl. A	3.39	6/16/30	206,393	207,044
Government National Mortgage Association,
Ser. 2006-15, Cl. A	3.73	3/16/27	284,383	286,532
Government National Mortgage Association,
Ser. 2006-39, Cl. A	3.77	6/16/25	285,953	288,467
Government National Mortgage Association,
Ser. 2006-68, Cl. A	3.89	7/16/26	224,122	226,441
Government National Mortgage Association,
Ser. 2006-67, Cl. A	3.95	10/6/11	439,287	444,485
Government National Mortgage Association,
Ser. 2005-76, Cl. A	3.96	5/16/30	263,360	266,724
Government National Mortgage Association,
Ser. 2005-79, Cl. A	4.00	10/16/33	194,902	196,808
Government National Mortgage Association,

Ser. 2006-9, Cl. A		4.20	8/16/26	569,625	577,166
Government National Mortgage Association,
Ser. 2006-5, Cl. A		4.24	7/16/29	216,007	219,394
Government National Mortgage Association,
Ser. 2007-34, Cl. A		4.27	11/16/26	165,637	167,759
Halliburton,
Notes		6.15	9/15/19	90,000	91,627
Hewlett-Packard,
Sr. Unscd. Notes		4.75	6/2/14	135,000	136,630
Honeywell International,
Sr. Unscd. Notes		5.00	2/15/19	135,000	135,046
HSBC Finance,
Sr. Unscd. Notes		1.49	7/19/12	200,000 c	133,405
IBM,
Notes		8.00	10/15/38	100,000	119,208
IBM,
Notes	EUR	6.63	1/30/14	350,000	513,098
Impac Secured Assets CMN Owner Trust,
Ser. 2006-2, 2A1		0.87	8/25/36	294,436 c	117,428
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	60,000 d	53,400
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	225,000	218,296
JPMorgan Chase,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000	195,903
Kentucky Power,
Sr. Notes		6.00	9/15/17	210,000 d	193,481
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	115,000	113,284
Lamar Media,
Gtd. Notes		6.63	8/15/15	59,000	43,365
Marathon Oil,
Sr. Notes		7.50	2/15/19	100,000	100,923
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	200,000	179,686
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	100,000 d	91,410
Michigan Tobacco Settlement Finance Authority,
Tobacco Settlement Asset-Backed Bonds		4.28	6/1/34	190,000	111,150
Morgan Stanley Capital I,

Ser. 2006-IQ12, Cl. A1	5.26	12/15/43	97,468	96,711
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	130,000 d	127,545
News America,
Gtd. Notes	6.15	3/1/37	210,000	153,535
News America,
Gtd. Notes	6.90	3/1/19	155,000 b,d	144,880
NiSource Finance,
Gtd. Notes	6.40	3/15/18	120,000	97,254
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	90,000 d	84,600
Norfolk Southern,
Notes	5.75	1/15/16	135,000 d,g	135,830
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	40,000	39,820
Novartis Capital,
Gtd. Notes	4.13	2/10/14	120,000	122,762
Occidental Petroleum,
Sr. Notes	7.00	11/1/13	125,000	139,700
Pacific Gas & Electric,
Sr. Unscd. Notes	8.25	10/15/18	90,000	106,254
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	95,000	93,100
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	125,000	153,852
PFIZER,
Sr. Unscd. Notes	5.35	3/15/15	215,000	227,124
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	125,000	124,420
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	135,000	146,262
Potomac Electric Power,
Sr. Scd. Bonds	6.50	11/15/37	150,000	143,527
Pricoa Global Funding I
Sr. Scd. Notes	5.40	10/18/12	205,000 d	173,971
PSEG Power,
Gtd. Notes	7.75	4/15/11	90,000	94,225
Qwest,
Sr. Unscd. Notes	4.57	6/15/13	85,000 c	73,313
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000	112,970

Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	320,000	302,003
Residential Asset Mortgage Products,
Ser. 2006-RS4, Cl. A2		0.63	7/25/36	108,896 c	99,545
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	50,000	67,956
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	140,000	186,150
Southern California Edison,
First Mortgage		6.05	3/15/39	100,000	100,065
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	75,000 c	68,530
Sprint Capital,
Gtd. Notes		6.88	11/15/28	60,000	36,900
Staples,
Sr. Unscd. Notes		9.75	1/15/14	70,000	73,350
Terex,
Gtd. Notes		7.38	1/15/14	105,000	91,350
Time Warner,
Gtd. Notes		1.46	11/13/09	55,000 c	53,981
Time Warner Cable,
Gtd. Notes		8.75	2/14/19	140,000	148,903
U.S. Treasury,
Bonds		6.88	8/15/25	380,000	544,706
Unilever Capital,
Gtd. Notes		3.65	2/15/14	145,000 b	146,265
Union Pacific,
Notes		7.88	1/15/19	125,000	138,091
United Parcel Service,
Sr. Unscd. Notes		3.88	4/1/14	110,000	110,393
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	30,000	29,772
Verizon Communications,
Sr. Unscrd. Notes		7.35	4/1/39	115,000	112,349
Verizon Communications,
Sr. Unscd. Notes		8.75	11/1/18	100,000	114,609
Verizon Communications,
Bonds		6.90	4/15/38	45,000	43,656
Verizon Wireless Capital,
Sr. Unscd. Notes		5.55	2/1/14	90,000 d	90,170
Verizon Wireless Capital,

Sr. Unscd. Notes	8.50	11/15/18	175,000 d	200,244
Virginia Electric & Power,
Sr. Notes	8.88	11/15/38	165,000	202,323
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	210,288	202,741
Wachovia,
Sr. Unscd. Notes	4.38	6/1/10	90,000	87,490
Walgreen,
Notes	5.25	1/15/19	110,000	110,534
Waste Management,
Gtd. Notes	6.88	5/15/09	100,000	100,240
Waste Management,
Gtd. Notes	7.38	3/11/19	50,000	51,086
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	225,000	209,892
				24,909,684
Total Bonds and Notes
(cost $44,080,800)				42,698,865

Short-Term Investments--5.4%
U.S. Government Agency--4.7%
Federal National Mortgage Association
0.001%, 5/11/09			2,050,000 b,f	2,049,590
U.S. Treasury Bills--0.7%
1.10%, 5/7/09			325,000 g	324,953
Total Short-Term Investments
(cost $2,374,504)				2,374,543

Other Investment--0.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $326,369)			326,369 [h]	326,369

Investment of Cash Collateral for Securities Loaned--6.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,917,650)			2,917,650 [h]	2,917,650
Total Investments (cost $49,699,323)			110.1%	48,317,427

Liabilities, Less Cash and Receivables	(10.1%)	(4,448,616)
Net Assets	100.0%	43,868,811

a	Principal amount stated in U.S. Dollars unless otherwise noted. AUD--Australian Dollar BRL--Brazilian Real CAD-Canadian Dollar EUR--Euro GBP-British Pound HUF--Hungary Forint JPY-Japanese Yen MXN- Mexican New Peso
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $2,848,961 and the total market value of the collateral held by the fund is $2,917,650.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $1,760,135 or 4.0% of net assets.
e	Purchased on a delayed delivery basis.
f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g	Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
h	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $49,699,323. Net unrealized depreciation on investments was $1,381,896 of which $1,162,404 related to appreciated investment securities and $2,544,300 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	3,244,019	45,073,408	0	48,317,427
Other Financial Instruments+	45,845	576,798	0	622,643
Liabilities ($)
Other Financial Instruments+	(125,401)	(515,152)	0	(640,553)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Investments in
Securities ($)
Balance as of 12/31/2008	1,657,140
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(1,657,140)
Transfers in and/or out of Level 3	0
Balance as of 3/31/2009	0

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	20	(2,375,313)	June 2009	(4,865)
U.S. Treasury 10 Year Notes	39	(4,839,047)	June 2009	(72,967)
U.S. Treasury Long Bonds	8	(1,037,625)	June 2009	(30,454)

Financial Futures Long
10 Year Long Glit	10	1,767,871	June 2009	41,072
Australia 3 Year Bond	10	747,120	June 2009	(7,260)
EURO - Bobl	19	2,942,505	June 2009	(8,524)
EURO - Bund	14	2,314,454	June 2009	768
EURO - Schatz	4	575,524	June 2009	(1,331)
U.S. Treasury 2 Year Notes	4	871,562	June 2009	4,005

Gross Unrealized Appreciation				45,845
Gross Unrealized Depreciation				(125,401)

At March 31, 2009 the Fund held the following forward exchange contracts:
(Unaudited)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar expiring 4/24/2009	510,000	355,776	353,948	(1,828)
Australian Dollar expiring 4/24/2009	440,000	306,944	305,367	(1,577)
Euro, expiring 4/1/2009	50,000	67,935	66,430	(1,505)
Euro, expiring 4/1/2009	419,517	551,706	557,371	5,665
Norwegian Krone, expiring 4/24/2009	2,830,000	447,075	420,606	(26,469)
South Korean Won, expiring 4/24/2009	632,600,000	423,285	457,920	34,635
South Korean Won, expiring 4/24/2009	587,000,000	425,362	424,912	(450)
Swedish Krona, expiring 4/24/2009	3,750,000	421,405	456,152	34,747
Swedish Krona, expiring 4/24/2009	3,460,000	434,373	420,876	(13,497)

Sales:		Proceeds ($)
Brazilian Real, expiring 4/24/2009	930,000	395,156	398,559	(3,403)
British Pounds, expiring 4/24/2009	1,795,000	2,488,049	2,575,708	(87,659)
British Pounds, expiring 4/24/2009	100,000	144,645	143,494	1,151
Canadian Dollar, expiring 4/24/2009	1,390,000	1,086,149	1,102,520	(16,371)
Euro, expiring 4/24/2009	4,573,000	5,847,998	6,075,302	(227,304)
Euro, expiring 4/24/2009	300,000	411,288	398,555	12,733
Euro, expiring 4/24/2009	50,000	67,929	66,426	1,503
Euro, expiring 4/24/2009	110,000	149,020	146,136	2,884
Euro, expiring 4/24/2009	90,000	121,832	119,566	2,266
Euro, expiring 4/24/2009	170,000	230,228	225,848	4,380
Euro, expiring 4/24/2009	90,000	119,762	119,566	196
Euro, expiring 4/24/2009	420,000	552,300	557,976	(5,676)
Hungary Forint, expiring 4/24/2009	28,080,000	125,694	120,418	5,276
Japanese Yen, expiring 4/24/2009	69,670,000	709,073	704,079	4,994
Japanese Yen, expiring 4/24/2009	39,280,000	399,892	396,961	2,931
Japanese Yen, expiring 4/24/2009	95,770,000	974,262	967,844	6,418
Japanese Yen, expiring 4/24/2009	73,770,000	752,218	745,514	6,704
Mexican New Peso, expiring 4/24/2009	17,640,000	1,140,965	1,239,099	(98,134)
New Zealand Dollar, expiring 4/24/2009	460,000	230,667	261,946	(31,279)

Gross Unrealized Appreciation	126,483
Gross Unrealized Depreciation	(515,152)

Notional	Reference		(Pay) /Receive		Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Appreciation ($)
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	11/24/2018	74,850
2,450,000	AUD - 6 Month Libor	JP Morgan	4.76	11/24/2013	27,042
360,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	49,594
219,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	33,113
2,850,000	NZD - 3 Month Libor	Morgan Stanley	7.88	5/18/2010	121,160
500,000	NZD - 3 Month Libor	JP Morgan	8.05	6/21/2012	35,043
1,225,000	NZD - 6 Month Libor	Barclays	7.58	5/1/2013	82,988
1,270,000	NZD - 6 Month Libor	JP Morgan	5.54	11/24/2013	26,525

Gross Unrealized Appreciation					450,315

Portfolio valuation: Investments in securities excluding short-term investments, financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. were valued at the last quoted bid price.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the exchange on which such contracts are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees.

Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates,

credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date.

Forward currency exchange contracts are valued at the forward rate. Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Until December 10, 2007, all cash collateral received by the fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the “BlackRock Fund”), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund’s portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the “Dreyfus Fund”), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through December 31, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the fund were reinvested in the shares of the Dreyfus Fund. As of January 22, 2009, the final withdrawal was reinvested in the shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Statement of Investments for further detail on the fund’s investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of December 31, 2008.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The maximum payouts for these contracts are limited to the notional amount of each swap.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a national amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
March 31, 2009 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--99.6%		Rate (%)	Date	Amount ($) [a]	Value ($)
Australia--2.3%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	300,000	302,395
Queensland Treasury,
Gov't Notes, Ser. 13G	AUD	6.00	8/14/13	1,045,000	768,887
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	150,000	207,921
					1,279,203
Brazil--1.1%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	1,300,000 b	588,425
Canada--4.2%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	235,000	236,494
Canadian National Railway,
Notes		5.55	3/1/19	300,000	308,951
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	1,670,000	1,425,500
Rogers Wireless,
Sr. Unscd. Notes		7.50	3/15/15	135,000	140,081
Trans-Canada Pipelines,
Sr. Unscd. Notes	CAD	7.63	1/15/39	205,000	203,296
					2,314,322
Denmark--.3%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	225,000 c	150,963
France--6.2%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	135,000	178,676
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	100,000	137,550
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	150,000	217,302

GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000	139,222
Government of France,
Bonds	EUR	4.25	10/25/18	1,555,000	2,181,171
Societe General,
Sr. Unscd. Notes	EUR	5.25	3/28/13	150,000	207,794
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000	196,067
Veolia Environnment,
Sr. Unscd. Notes	EUR	6.13	11/25/33	170,000	196,329
					3,454,111
Germany--15.0%
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	5.00	7/4/11	3,355,000	4,814,361
Bundesrepublik Deutschland,
Bonds	EUR	3.25	4/9/10	430,000	584,760
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	1,385,000	1,990,492
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	205,000	297,445
Bundesrepulbik Deutschland,
Bonds, Ser. 07	EUR	4.25	7/4/17	160,000	234,188
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	150,000	203,989
KFW,
Gtd. Notes		3.50	3/10/14	180,000	181,110
					8,306,345
Greece--1.1%
Hellenic Republic,
Sr. Unscd. Notes	EUR	4.30	7/20/17	510,000	628,193
Hungary--.3%
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	52,000,000	150,245
Ireland--1.1%
Irish Treasury,
Sr. Unscd. Notes	EUR	4.50	10/18/18	510,000	630,888
Italy--3.3%
Atlantia,
Gtd. Notes	EUR	2.21	6/9/11	300,000 c	379,280
Buoni Poliennali del Tesoro,

Bonds	EUR	4.50	8/1/18	680,000	926,370
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	165,000	186,813
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000	329,348
					1,821,811
Japan--8.9%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000	298,008
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.70	9/20/22	263,000,000	2,556,524
Japan Government,
Bonds	JPY	1.00	6/10/16	180,000,000	1,584,572
Japan-275
Bonds	JPY	1.40	12/20/15	48,000,000	499,955
					4,939,059
Luxembourg--.6%
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	195,000	177,034
Telecom Italia Financial SA
Gtd. Notes	EUR	7.50	4/20/11	105,000	144,028
					321,062
Mexico--2.8%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	21,835,000	1,539,163
Netherlands--8.3%
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000	193,971
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000	244,385
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	150,000	183,671
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000	92,369
Netherlands Government,
Bonds	EUR	4.00	7/15/18	590,000	808,291
Netherlands Government,
Bonds	EUR	4.00	1/15/37	1,970,000	2,587,396
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	135,000	169,041

Shell International Finance,
Gtd. Notes		6.38	12/15/38	190,000	200,759
Telefonica Europ BV
Gtd. Notes	EUR	5.13	2/14/13	75,000	102,887
					4,582,770
Norway--.3%
DNB Nor Bank,
Sub. Notes	EUR	2.05	5/30/17	150,000 c	161,915
Peru--.4%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	210,000	212,625
Russia--.6%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	343,000 c	326,855
South Korea--.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000	174,941
Spain--1.0%
Santander International,
Gtd. Notes	EUR	5.63	2/14/12	100,000	136,661
Telefonica Emisiones,
Gtd. Notes		1.59	6/19/09	260,000 c	259,096
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	100,000 d	134,269
					530,026
Supranational--2.7%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.40	6/20/17	97,900,000	967,377
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000	550,597
					1,517,974
Sweden--2.7%
Svenska Handelsbanken Notes
Subordinated Notes	EUR	4.19	12/16/49	225,000 c	142,151
Swedish Government,
Bonds, Ser. 1045	SEK	5.25	3/15/11	10,385,000	1,365,058
					1,507,209
Switzerland--.3%
Credit Suisse,
Sr. Unscd. Notes	EUR	6.13	5/16/14	130,000	177,805

United Kingdom--7.4%
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	160,000	156,894
BAT Internaltional Finance PLC,
Gtd. Notes	EUR	5.38	6/29/17	140,000	171,534
BAT International Finance PLC,
Gtd. Notes	GBP	6.38	12/12/19	80,000	118,888
Diageo Capital,
Gtd. Notes		7.38	1/15/14	175,000	192,469
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	525,000 c	317,370
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	150,000	197,474
National Grid Gas PLC,
Gtd. Notes	GBP	7.00	12/16/24	75,000	114,604
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	105,000	102,226
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	160,000	194,232
Northern Rock,
Sub. Notes	GBP	5.63	1/13/15	335,000 c	204,286
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	150,000	213,857
SABMiller,
Gtd. Notes	GBP	1.74	7/1/09	105,000 c,e	104,853
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	650,000	964,878
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	390,000	563,985
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	315,000	503,072
					4,120,622
United States--28.4%
Abbott Laboratories,
Sr. Unscd. Notes		5.13	4/1/19	95,000	95,730
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	60,000	59,867
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	300,000 e	295,177
Appalachian Power,

Sr. Unscd. Notes		7.00	4/1/38	210,000	185,492
AT&T,
Notes		5.80	2/15/19	295,000	289,320
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	150,000	133,866
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000	138,784
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	280,000	251,745
Baxter International,
Sr. Unscd. Notes		4.00	3/1/14	180,000	183,168
Boeing,
Sr. Unscd. Notes		0.00	3/15/14	205,000	210,366
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	200,000	214,252
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	130,000	119,600
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	215,000	211,939
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	360,000	311,248
ConocoPhillips,
Gtd. Notes		5.75	2/1/19	220,000	221,871
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	160,000	165,942
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	105,000	66,946
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	105,000	101,657
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	280,000	296,301
Echostar DBS,
Gtd. Notes		7.13	2/1/16	135,000	121,500
Eli Lilly & Co.,
Sr. Unscd. Notes		4.20	3/6/14	205,000	211,395
Entergy Gulf State Louisiana,
First Mortgage Bonds		6.00	5/1/18	160,000	145,667
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	380,000	272,198
Georgia Power,
Sr. Unscd. Notes		6.00	11/1/13	180,000	195,285

GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	122,659	120,999
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	219,039	217,723
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	310,000	309,855
Goldman Sachs Mortgage Securities Corporation II,
Ser. 2007-EOP, Cl. L		1.82	3/20/20	185,000 c,e	101,750
Government National Mortgage Association,
Ser. 2004-23, Cl. B		2.95	3/16/19	128,344	128,211
Government National Mortgage Association,
Ser. 2006-68, Cl. A		3.89	7/16/26	238,130	240,594
Government National Mortgage Association,
Ser. 2006-67, Cl. A		3.95	10/6/11	452,734	458,092
Government National Mortgage Association,
Ser. 2005-76, Cl. A		3.96	5/16/30	281,841	285,441
Government National Mortgage Association,
Ser. 2005-79, Cl. A		4.00	10/16/33	208,579	210,619
Government National Mortgage Association,
Ser. 2007-34, Cl. A		4.27	11/16/26	198,764	201,311
Halliburton,
Sr. Unscd. Notes		6.15	9/15/19	125,000	127,259
Hewlett-Packard,
Sr. Unscd. Notes		4.75	6/2/14	180,000	182,174
Honeywell International,
Sr. Unscd. Notes		5.00	2/15/19	185,000	185,063
HSBC Finance,
Sr. Unscd. Notes		1.49	7/19/12	300,000 c	200,108
IBM,
Sr. Unscd. Notes		8.00	10/15/38	120,000	143,049
IBM,
Notes	EUR	6.63	1/30/14	450,000	659,697
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	75,000 e	66,750
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	280,000	271,657
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	150,000	147,761
Lamar Media,
Gtd. Notes		6.63	8/15/15	74,000	54,390
Marathon Oil,

Sr. Notes	7.50	2/15/19	140,000	141,292
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	8/12/10	250,000	224,607
Metropolitan Life Global Funding I,
Sr. Scd. Notes	5.13	4/10/13	200,000 e	182,819
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1	5.26	12/15/43	104,190	103,381
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	160,000 e	156,978
News America,
Gtd. Notes	6.15	3/1/37	140,000	102,357
News America,
Gtd. Notes	6.90	3/1/19	220,000 b,e	205,636
NiSource Finance,
Gtd. Notes	1.82	11/23/09	105,000 e	100,195
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	135,000 e	126,900
Norfolk Southern,
Sr. Unscd. Notes	5.75	1/15/16	190,000 e,f	191,168
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	50,000	49,775
Novartis Capital,
Gtd. Notes	4.13	2/10/14	170,000	173,912
Pacific Gas & Electric,
Sr. Unscd. Notes	8.25	10/15/18	120,000	141,672
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	120,000	117,600
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	160,000	196,930
PFIZER,
Sr. Unscd. Notes	5.35	3/15/15	310,000	327,481
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	150,000	149,304
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	190,000	205,850
Pricoa Global Funding I
Sr. Scd. Notes	5.40	10/18/12	315,000 e	267,321
Qwest,
Sr. Unscd. Notes	4.57	6/15/13	90,000 c	77,625
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	155,000	159,185

Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	405,000	382,223
Residential Asset Mortgage Products,
Ser. 2006-RS4, Cl. A2		0.63	7/25/36	108,896 c	99,545
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	85,000	115,525
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	200,000	265,929
Southern California Edison,
First Mortgage Bonds		6.05	3/15/39	140,000	140,091
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	105,000 c	95,942
Sprint Capital,
Gtd. Notes		6.88	11/15/28	75,000	46,125
Staples,
Sr. Unscd. Notes		9.75	1/15/14	100,000	104,786
Terex,
Gtd. Notes		7.38	1/15/14	130,000	113,100
Unilever Capital,
Gtd. Notes		3.65	2/15/14	200,000 b	201,745
Union Pacific,
Notes		7.88	1/15/19	150,000	165,710
United Parcel Service,
Sr. Unscd. Notes		3.88	4/1/14	150,000	150,536
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	40,000	39,695
Verizon Communications,
Sr. Unscd. Notes		7.35	4/1/39	375,000	366,357
Verizon Communications,
Bonds		6.90	4/15/38	50,000	48,507
Verizon Wireless Capital,
Sr. Unscd. Notes		5.55	2/1/14	130,000 e	130,245
Wachovia,
Sr. Unscd. Notes		4.38	6/1/10	110,000	106,932
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	259,992	250,661
Wachovia Mortgage FSB,
Sr. Unscd. Notes		4.13	12/15/09	250,000	246,973
Walgreen,
Sr. Unscd. Notes		5.25	1/15/19	160,000	160,776
Waste Management,

Gtd. Notes	7.38	3/11/19	70,000	71,520
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	280,000	261,199
				15,777,929
Total Bonds and Notes
(cost $56,099,101)				55,214,461
			Principal
Short-Term Investment--3.2%			Amount ($)	Value ($)
U.S. Treasury Bills
1.10%, 5/7/09
(cost $1,749,699)			1,750,000 [b,f]	1,749,746

Investment of Cash Collateral for Securities Loaned--1.4%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $752,270)			752,270 [g]	752,270
Total Investments (cost $58,601,070)			104.2%	57,716,477
Liabilities, Less Cash and Receivables			(4.2%)	(2,308,064)
Net Assets			100.0%	55,408,413

a	Principal amount stated in U.S. Dollars unless otherwise noted: AUD--Australian Dollar BRL--Brazilian Rea CAD--Canadian Dollar EUR--Euro GBP--British Pound HUF--Hungary Forint JPY--Japanese Yen MXN--Mexican New Peso SEK--Swedish Krona
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $730,201 and the total market value of the collateral held by the fund is $752,270.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a delayed delivery basis.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $1,929,792 or 3.5% of net assets.
f	Denotes all or part of security segregated as collateral for delayed securities, futures and swaps contracts.

g        Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $58,601,070. Net unrealized depreciation on investments was $884,593 of which $1,750,199 related to appreciated investment securities and $2,634,792 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	752,270	56,964,207	0	57,716,477
Other Financial Instruments+	69,378	1,383,118	0	1,452,496
Liabilities ($)
Other Financial Instruments+	(251,682)	(1,187,735)	0	(1,439,417)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of12/31/2008	64,706
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(64,706)
Transfers in and/or out of Level 3	0
Balance as of 3/31/2009	0

At March 31, 2009, the fund held the following foreign currency contracts:
(Unaudited)

				Unrealized
Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar, expiring 4/24/2009	460,000	296,332	319,247	22,915
Euro, expiring 4/1/2009	100,000	135,871	132,860	(3,011)
Norwegian Krone, expiring 4/24/2009	3,910,000	617,690	581,120	(36,570)
South Korea, expiring 4/24/2009	900,800,000	602,743	652,062	49,319
South Korea, expiring 4/24/2009	786,000,000	569,565	568,962	(603)

Sales:			Proceeds ($)
Brazilian Real, expiring 4/24/2009	1,300,000	552,369	557,126	(4,757)
British Pounds, expiring 4/24/2009	1,700,000	2,356,370	2,439,390	(83,020)
British Pounds, expiring 4/24/2009	150,000	216,967	215,240	1,727
Canadian Dollar, expiring 4/24/2009	2,440,000	1,906,622	1,935,359	(28,737)
Euro, expiring 4/1/2009	3,872	5,093	5,145	(52)
Euro, expiring 4/24/2009	15,725,000	20,109,287	20,890,902	(781,615)
Euro, expiring 4/24/2009	400,000	521,232	531,406	(10,174)
Euro, expiring 4/24/2009	100,000	135,857	132,851	3,006
Euro, expiring 4/24/2009	240,000	325,027	318,843	6,184
Hungary Forint, expiring 4/24/2009	39,460,000	176,634	169,220	7,414
Japanese Yen, expiring 4/24/2009	159,810,000	1,626,482	1,615,028	11,454
Japanese Yen, expiring 4/24/2009	174,970,000	1,781,291	1,768,233	13,058
Japanese Yen, expiring 4/24/2009	210,810,000	2,144,558	2,130,430	14,128
Japanese Yen, expiring 4/24/2009	118,850,000	1,211,889	1,201,089	10,800
Mexican New Peso, expiring 4/24/2009	21,420,000	1,385,457	1,504,620	(119,163)
New Zealand Dollar, expiring 4/24/2009	1,000,000	501,449	569,449	(68,000)
Swedish Krona, expiring 4/24/2009	1,260,000	141,765	153,267	(11,502)

Gross Unrealized Appreciation				140,006
Gross Unrealized Depreciation				(1,147,203)

STATEMENT OF FINANCIAL FUTURES (Unaudited)
At March 31, 2009 the Fund held the following futures contracts:

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
Australia 3 Year Treasury Bond	22	1,643,664	June 2009	(16,558)
Euro - Bobl	23	3,561,979	June 2009	3,639
Euro - Schatz	25	3,597,028	June 2009	(7,941)
10 Year Long Gilt	14	2,475,019	June 2009	37,258
U.S. Treasury 5 Year Notes	21	2,494,078	June 2009	32,120
Financial Futures Short
U.S. Treasury 2 Year Notes	18	(3,922,031)	June 2009	(19,440)
U.S. Treasury 10 Year Notes	82	(10,174,407)	June 2009	(148,060)
U.S. Long Bond	17	(2,204,953)	June 2009	(63,321)

Gross Unrealized Appreciation				69,378
Gross Unrealized Depreciation				(251,682)

				Implied		Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Premiums Paid	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	(Received) ($)	(Depreciation) ($)
850,000	USD - 3 Month Libor	JP Morgan	3.29	-	11/24/2018	-	39,926
2,625,000	AUD - 6 Month Libor	JP Morgan	4.76	-	11/24/2013	-	28,973
1,080,000	GBP - 6 Month Libor	JP Morgan	5.03	-	4/4/2013	-	120,660
1,080,000	GBP - 6 Month Libor	JP Morgan	6.30	-	6/18/2011	-	148,781
595,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	-	1/19/2012	-	89,965
240,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	-	2/16/2019	-	(40,532)
304,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	-	7/28/2016	-	212,636
5,900,000	NZD - 3 Month Libor	Morgan Stanley	7.88	-	5/18/2010	-	250,822
2,210,000	NZD - 3 Month Libor	JP Morgan	8.05	-	6/21/2012	-	154,889
2,900,000	NZD - 6 Month Libor	Barclays	7.58	-	5/1/2013	-	196,460

Gross Unrealized Appreciation							1,243,112
Gross Unrealized Depreciation							(40,532)

Portfolio valuation: Investments in securities excluding short-term investments, financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the exchange on which such contracts are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The maximum payouts for these contracts are limited to the notional amount of each swap.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a national amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

          (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)